ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Jun. 30, 2016
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank, Advances [Table Text Block]
Advances from the Federal Home Loan Bank, collateralized at June 30, 2016 and 2015 by pledges of certain residential mortgage loans totaling $40.3 million and $35.2 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2016
(in thousands)
2017	$26,931
2018	2,328
2019	3,249
2020	189
2021	142
2022	107
2023	79
2024-2032	186
$33,211

At June 30, 2016 interest rates for advances were fixed ranging from 0.43% to 6.35%, with a weighted-average interest rate of 0.93%.

Maturing year ended June 30, 2015
(in thousands)
2016	$13,923
2017	6,431
2018	2,328
2019	3,249
2020	189
2021	142
2022	107
2023-2032	266
$26,635